SHARE BASED PAYMENTS (Schedule of Outstanding Units Activity) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	805,055	1,124,519
Granted, other units	117,643	55,245
Units paid out in cash, other units		(374,709)
Outstanding, other than options, ending	922,698	805,055
Outstanding, beginning balance, fair value	$ 3,137,000	$ 9,239,000
Fair Value, granted, other units	452,000	347,000
Fair Value, Paid in Cash, other units		(3,436,000)
Fair value, Change in fair value, other units	(121,000)	(3,013,000)
Outstanding, ending balance, fair value	$ 3,468,000	$ 3,137,000
Cash Settled, Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	1,859,139	1,367,490
Granted, other units	1,348,538	677,250
Forfeited or cancelled, other units	(260,870)	(155,942)
Units paid out in cash, other units	(1,256,288)	(618,357)
Assumed on acquisition, other units		328,254
Transferred from equity to cash settled, other units	413,864	260,444
Transferred from cash to equity settled	(155,674)
Outstanding, other than options, ending	1,948,709	1,859,139
Outstanding, beginning balance, fair value	$ 5,503,000	$ 5,392,000
Fair Value, granted, other units	5,264,000	4,111,000
Fair value, forfeited or cancelled, other units		(54,000)
Fair Value, Paid in Cash, other units	(5,737,000)	(2,484,000)
Fair value, Assumed on acquisition		1,590,000
Fair value, Change in fair value, other units	(1,190,000)	(3,052,000)
Outstanding, ending balance, fair value	3,840,000	$ 5,503,000
Less: current portion	(2,350,000)
Non-current portion	$ 1,490,000
Equity Settled, Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	1,644,461	1,533,366
Forfeited or cancelled, other units	(15,111)	(64,589)
Units paid out in cash, other units	(665,305)	(655,267)
Assumed on acquisition, other units		1,091,395
Transferred from equity to cash settled, other units	(413,864)	(260,444)
Transferred from cash to equity settled	155,674
Outstanding, other than options, ending	705,855	1,644,461
Cash Settled, Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	515,008
Units paid out in cash, other units	(683,460)
Assumed on acquisition, other units		515,008
Transferred from equity to cash settled, other units	168,452
Outstanding, other than options, ending		515,008
Outstanding, beginning balance, fair value	$ 3,104,000
Fair Value, Paid in Cash, other units	(3,882,000)
Fair value, Assumed on acquisition		$ 2,390,000
Fair value, Change in fair value, other units	$ 778,000	714,000
Outstanding, ending balance, fair value		$ 3,104,000
Equity Settled, Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	1,845,887	839,170
Granted, other units		1,196,012
Units paid out in cash, other units		(491,185)
Assumed on acquisition, other units		508,688
Outstanding, other than options, ending		1,845,887
Fair Value, granted, other units	$ 824,768
Fair value, forfeited or cancelled, other units	(434,007)	$ (206,798)
Fair Value, Paid in Cash, other units	(228,740)
Fair value, Transferred from equity to cash settled	(168,452)
Outstanding, ending balance, fair value	$ 1,839,456